Annual Fund Operating Expenses - MML Managed Volatility Fund	Apr. 25, 2025
Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.77%
Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.02%

[1]	Management fees have been restated to reflect current fees.